OPERATING PARTNERSHIP UNITS - Narrative (Q2) (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 01, 2021 shares	Jan. 25, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	May 05, 2021 $ / shares	Jan. 27, 2021 $ / shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Jan. 18, 2018 $ / shares
Business Acquisition [Line Items]
Net asset value (in usd per share) | $ / shares			$ 26.05		$ 26.05		$ 21.01	$ 30.48	$ 24.61	$ 23.03	$ 21.01	$ 21.01	$ 30.00
Conversion ratio	0.3333
Class R OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)			358,670		358,670
Other ownership interests, capital account | $			$ 6,006,979		$ 6,006,979
Stock compensation expense | $			$ 568,304		$ 1,014,165
Other ownership interests, units issued, period		3 years
Other ownership interests, earnings per share, diluted, threshold (in usd per share) | $ / shares		$ 1.05
Other ownership interests, units outstanding (in shares)	360,000
Conversion ratio		1			1
Potential future conversion ratio		0.4000
Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)			657,949.5		657,949.5
Net asset value (in usd per share) | $ / shares			$ 43.42		$ 43.42		$ 35.02
Conversion ratio					1.6667		1.6667	1
Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)			56,029		56,029			56,029
Stock compensation expense | $			$ 88,783	$ 88,784	$ 177,567	$ 177,567	$ 355,133
Conversion ratio							1.6667
BrixInvest
Business Acquisition [Line Items]
Contribution of Class M OP Units and Class P OP Units | $								$ 50,603,000
BrixInvest | Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)								657,949.5
BrixInvest | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)								26,318
Operating Partnership | Class M OP Units and Class P OP Units
Business Acquisition [Line Items]
Noncontrolling interest (as a percent)								13.00%
Common Class C
Business Acquisition [Line Items]
Conversion ratio					1			1
Messrs. Halfacre and Pacini | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)								29,711
Other ownership interests, capital account | $			$ 976,618		$ 976,618		$ 1,154,186	$ 1,509,319
Other ownership interests, amortization period					51 months		51 months
Mr. Halfacre | Class R OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		120,000
Other ownership interests, units issued, period		3 years
Other ownership interests, units outstanding (in shares)	210,667
Mr. Halfacre | Class R OP Units, Future Compensation
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		512,000
Mr. Pacini | Class R OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued, period		3 years
Other ownership interests, units outstanding (in shares)	33,333
Mr. Pacini | Class R OP Units, Future Compensation
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		100,000
Employees of Company | Class R OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		348,000
Other ownership interests, units outstanding (in shares)	116,000